Condensed Statement of Changes in Convertible Preferred Shares and Shareholders’ Deficit (Unaudited) - USD ($) $ in Thousands	Convertible preferred shares	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 6,621	$ 5	$ 66	$ (11,149)	$ (11,078)
Balance, shares (in Shares) at Dec. 31, 2018	2,954,267	576,556
Share-based compensation			24		24
Share-based compensation, shares (in Shares)
Net loss and comprehensive loss				(426)	(426)
Balance at Jun. 30, 2019	$ 6,621	$ 5	90	(11,575)	(11,480)
Balance, shares (in Shares) at Jun. 30, 2019	2,954,267	576,556
Balance at Dec. 31, 2019	$ 6,621	$ 5	180	(12,428)	(12,243)
Balance, shares (in Shares) at Dec. 31, 2019	2,954,267	576,556
Share-based compensation			26		26
Share-based compensation, shares (in Shares)
Operating lease provided by controlling shareholder			16		16
Net loss and comprehensive loss				(1,963)	(1,963)
Balance at Jun. 30, 2020	$ 6,621	$ 5	$ 222	$ (14,391)	$ (14,164)
Balance, shares (in Shares) at Jun. 30, 2020	2,954,267	576,556